Finance Expense	12 Months Ended
Mar. 31, 2024
Interest costs [Abstract]
Finance Expense[Text Block]

21. Finance Expense

Finance expenses were comprised of the following for the years ended:

	Year ended March 31,
	2024	2023
	$	$
Interest and accretion on convertible loan	2,412	2,947
Interest on lease liabilities	533	664
Interest on loans payable	399	95
Interest on term loan	213	256
Total	3,557	3,962